Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000232916
Shareholder Report [Line Items]
Fund Name	Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Class Name	Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Trading Symbol	RWEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Rayliant Wilshire NxtGen Emerging Markets Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rwem/. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rwem/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Wilshire NxtGen Emerging Markets Equity ETF	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 74,613,774
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 183,056
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,613,774	248	$183,056	113%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	4.9%
Peru	0.9%
Saudi Arabia	1.0%
Colombia	1.0%
Indonesia	1.2%
Mexico	1.7%
Poland	2.2%
Brazil	3.3%
South Africa	3.4%
India	12.3%
South Korea	16.8%
Taiwan	23.2%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	10.7%
Tencent Holdings	2.8%
MediaTek	2.6%
Samsung Electronics	2.2%
SK hynix	1.8%
NetEase	1.8%
Kia	1.6%
Agricultural Bank of China, Cl H	1.5%
HCL Technologies	1.3%
Alibaba Group Holding	1.2%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rwem/
C000232917
Shareholder Report [Line Items]
Fund Name	Rayliant Wilshire NxtGen US Large Cap Equity ETF
Class Name	Rayliant Wilshire NxtGen US Large Cap Equity ETF
Trading Symbol	RWLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Rayliant Wilshire NxtGen US Large Cap Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rwlc/. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rwlc/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Wilshire NxtGen US Large Cap Equity ETF	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 81,540,568
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 176,887
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$81,540,568	93	$176,887	117%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Warrant	0.0%
Real Estate	0.1%
Materials	0.8%
Energy	4.5%
Consumer Staples	6.1%
Industrials	7.2%
Consumer Discretionary	10.2%
Communication Services	11.0%
Health Care	11.3%
Financials	11.8%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	8.6%
NVIDIA	6.2%
Microsoft	3.9%
Amazon.com	3.0%
Meta Platforms, Cl A	2.8%
KLA	2.8%
Lam Research	2.7%
Gilead Sciences	2.6%
Alphabet, Cl C	2.6%
Alphabet, Cl A	2.5%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rwlc/
C000248857
Shareholder Report [Line Items]
Fund Name	Rayliant SMDAM Japan Equity ETF
Class Name	Rayliant SMDAM Japan Equity ETF
Trading Symbol	RAYJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayj
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 21,546,336
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,546,336	31	$-	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.6%
Consumer Staples	2.7%
Health Care	3.3%
Real Estate	3.4%
Materials	6.2%
Financials	7.5%
Information Technology	13.2%
Consumer Discretionary	30.6%
Industrials	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	5.9%
Fujikura	5.5%
Food & Life	4.8%
Toyota Motor	4.8%
Resonac Holdings	4.7%
Toyota Tsusho	4.2%
Asics	4.0%
Fast Retailing	3.9%
Ryohin Keikaku	3.8%
Kawasaki Heavy Industries	3.8%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayj